Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2021
Equity Incentive Plans
Schedule of stock-based compensation related to stock option and RSU	The following table presents the stock-based compensation related to stock option and RSU awards for the periods presented (in thousands):

	Years ended December 31,
	2021	2020
Stock options expense
Cost of revenues	$27	$1
Selling, general and administrative	731	273
Research and development	42	1
Total stock options expense	$800	$275
Restricted stock units expense
Cost of revenues	$45	$—
Selling, general and administrative	1,680	—
Research and development	13	—
Total restricted stock units expense	$1,738	$—
Total stock-based compensation	$2,538	$275

Schedule of unrecognized expense for stock options and RSUs

Stock options unrecognized expense (in thousands)	$2,088
Stock options weighted-average remaining vesting period (in years)	2.3
Restricted stock units unrecognized expense (in thousands)	$6,100
Restricted stock units weighted-average remaining vesting period (in years)	2.7

Schedule of stock options

		Weighted	Aggregate	Weighted
		Average	Intrinsic	Average
	Number of	Exercise Price	Value	Remaining Life
	Options	per Share	(in thousands)	(in years)
Outstanding at January 1, 2021	3,892,838	$0.24
Granted	842,194	$6.79
Exercised	(1,282,820)	$0.45
Forfeited	(238,892)	$3.11
Expired	(3,803)	$0.58
Outstanding at December 31, 2021	3,209,517	$1.66	$14,525	8.5
Vested and exercisable at December 31, 2021	1,072,467	$0.24	$6,191	8.2

Schedule of non-vested share awards

		Weighted
		Average
	Non-vested	Grant Date
	Shares Under	Fair Value per
	Option	Share
Non-vested at January 1, 2021	2,755,448	$0.27
Granted	842,194	$3.24
Vested	(1,221,700)	$0.43
Forfeited	(238,892)	$1.78
Non-vested at December 31, 2021	2,137,050	$1.21

Schedule of Black Scholes option pricing model

	Years ended December 31,
	2021			2020
Expected volatility	42.3%	to	68.0%	67.0%	to	94.1%
Dividend yield	0%			0%
Risk-free interest rate	0.20%	to	1.04%	0.16%	to	0.18%
Expected term (in years)	6			10

Schedule of Restricted Stock Awards

		Weighted
		Average
		Grant Date
	Number of	Fair Value per
	RSUs	Share
Outstanding at January 1, 2021	—	$—
Granted	1,089,453	$7.52
Released	(105,780)	$7.01
Forfeited	(48,525)	$7.26
Outstanding at December 31, 2021	935,148	$7.59